UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2415

Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2012

Date of reporting period:	3/31/2012

Item 1. Schedule of Investments.

The schedule of investments for the period ending March 31, 2012, is filed herewith

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Shares		Value (Note 1)

	FOREIGN COMMON STOCKS—98.1%

	Austria—0.8%
86,389	Erste Group Bank AG	$1,992,102

	Belgium—2.3%
81,422	Anheuser-Busch InBev NV	5,948,697

	Brazil—5.3%
265,000	Banco Bradesco SA	4,629,461
57,560	Fibria Celulose SA, SP ADR†	482,928
185,731	Itau Unibanco Holding SA, ADR (Preference)	3,564,178
289,600	Petroleo Brasileiro SA	3,704,380
74,300	Suzano Papel e Celulose SA	317,885
39,000	Vale SA	885,776
		13,584,608
	China—2.6%
752,000	China Life Insurance Co., Ltd.	1,951,285
312,800	China Pacific Insurance Group Co., Ltd.	972,773
2,706,000	PetroChina Co., Ltd.	3,812,176
		6,736,234
	Denmark—3.2%
60,095	Novo Nordisk A/S†	8,320,349

	France—13.6%
73,361	Accor SA	2,619,218
229,559	AXA SA	3,805,603
52,982	Cie de St-Gobain	2,366,120
67,007	Danone	4,673,905
28,536	Essilor International SA	2,543,446
66,325	JCDecaux SA*	2,026,564
26,393	L’Oreal SA	3,255,679
44,624	Pernod-Ricard SA	4,665,977
79,044	Schneider Electric SA	5,164,573
19,381	Unibail-Rodamco SE, REIT	3,875,973
		34,997,058
	Germany—8.0%
36,607	Allianz SE, Registered	4,368,171
76,913	Daimler AG, Registered†	4,637,590
36,620	Linde AG	6,571,433
72,440	SAP AG	5,058,667
		20,635,861
	Hong Kong—3.6%
257,000	Cheung Kong Holdings, Ltd.	3,319,417
411,000	China Mobile, Ltd.	4,522,532

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Hong Kong (Continued)
360,000	Hang Lung Properties, Ltd.	$1,321,220
		9,163,169
	Ireland—1.1%
135,693	CRH Plc†	2,778,126

	Japan—9.8%
98,500	Canon, Inc.	4,653,075
34,400	FANUC Corp.†	6,101,148
973	Japan Tobacco, Inc.†	5,478,047
76,300	Komatsu, Ltd.†	2,174,601
8,300	SMC Corp.†	1,319,657
124,800	Toyota Motor Corp.†	5,382,820
		25,109,348
	Malaysia—2.6%
1,034,800	Genting Bhd	3,661,574
970,100	Sime Darby Bhd	3,084,307
		6,745,881
	Singapore—2.2%
245,000	DBS Group Holdings, Ltd.	2,763,693
198,000	United Overseas Bank, Ltd.	2,890,338
		5,654,031
	Sweden—7.0%
290,200	Atlas Copco AB	7,022,736
163,300	Investor AB	3,621,045
288,225	Sandvik AB	4,160,568
218,066	Volvo AB	3,177,479
		17,981,828
	Switzerland—14.0%
195,204	ABB, Ltd., Registered*	4,004,850
71,585	Cie Financiere Richemont SA	4,488,436
56,391	Holcim, Ltd., Registered*	3,679,439
91,843	Nestle SA, Registered	5,778,977
71,779	Novartis AG, Registered	3,972,614
33,114	Roche Holding AG	5,762,944
12,953	Syngenta AG, Registered	4,478,377
263,116	UBS AG, Registered*	3,687,180
		35,852,817
	Taiwan—1.7%
279,191	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	4,266,038

	United Kingdom—20.3%
103,254	Anglo American Plc	3,859,669
205,600	BG Group Plc	4,761,855
144,406	BHP Billiton Plc	4,405,897
148,448	British American Tobacco Plc	7,480,633
239,349	Diageo Plc	5,752,155
141,371	Imperial Tobacco Group Plc	5,732,219
48,530	Rio Tinto Plc	2,674,916

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	United Kingdom (Continued)
282,304	Rolls-Royce Holdings Plc*	$3,666,550
124,266	Royal Dutch Shell Plc	4,350,505
175,743	Standard Chartered Plc	4,385,177
298,113	Xstrata Plc	5,092,566
		52,162,142

	TOTAL FOREIGN COMMON STOCKS (Cost $249,703,497)	251,928,289

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—12.4%

$3,305,219	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/02/2012	3,305,219

Shares
28,421,907	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.315%	28,421,907

	TOTAL SHORT-TERM INVESTMENTS (Cost $31,727,126)		31,727,126

	TOTAL INVESTMENTS AT MARKET VALUE—110.5% (Cost $281,430,623)		283,655,415
	Liabilities in Excess of Other Assets—(10.5)%		(26,999,984)
	NET ASSETS—100.0%		$256,655,431

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*                      Non-income producing security

†                       Denotes all or a portion of security on loan (Note 1).

††                 Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2012, industry diversification of the M International Equity Fund’s investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Machinery	9.3%
Commercial Banks	7.9%
Tobacco	7.3%
Pharmaceuticals	7.0%
Metals and Mining	6.6%
Oil, Gas and Consumable Fuels	6.5%
Beverages	6.4%
Chemicals	4.3%
Insurance	4.3%
Food Products	4.1%
Automobiles	3.9%
Electrical Equipment	3.6%
Construction Materials	2.5%
Hotels, Restaurants & Leisure	2.4%
Software	2.0%
Office Electronics	1.8%
Real Estate Management and Development	1.8%
Wireless Telecommunication Services	1.8%
Semiconductors and Semiconductor Equipment	1.7%
Textiles, Apparel and Luxury Goods	1.7%
Real Estate Investment Trusts (REITs)	1.5%
Aerospace & Defense	1.4%
Capital Markets	1.4%
Diversified Financial Services	1.4%
Personal Products	1.3%
Industrial Conglomerates	1.2%
Health Care Equipment and Supplies	1.0%
Building Products	0.9%
Media	0.8%
Paper and Forest Products	0.3%
Short-Term Investments	12.4%
Total	110.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Shares		Value (Note 1)

	COMMON STOCKS—98.2%

	Beverages—2.5%
76,500	SABMiller Plc, SP ADR	$3,097,485

	Biotechnology—5.8%
91,100	Celgene Corp.*	7,062,072

	Capital Markets—2.6%
25,800	Franklin Resources, Inc.	3,199,974

	Chemicals—7.4%
39,600	Ecolab, Inc.†	2,444,112
46,600	Monsanto Co.	3,716,816
25,100	Praxair, Inc.	2,877,464
		9,038,392
	Communications Equipment—3.0%
27,600	F5 Networks, Inc.*	3,724,896

	Computers and Peripherals—14.4%
19,772	Apple, Inc.*	11,852,721
90,500	EMC Corp.*	2,704,140
68,100	NetApp, Inc.†, *	3,048,837
		17,605,698
	Consumer Finance—1.0%
21,000	American Express Co.	1,215,060

	Energy Equipment and Services—3.6%
63,700	Schlumberger, Ltd.	4,454,541

	Health Care Equipment and Supplies—2.5%
5,700	Intuitive Surgical, Inc.*	3,087,975

	Hotels, Restaurants & Leisure—6.2%
67,100	Las Vegas Sands Corp.†	3,862,947
27,587	Starbucks Corp.	1,541,837
29,700	Yum! Brands, Inc.	2,114,046
		7,518,830
	Industrial Conglomerates—4.4%
266,900	General Electric Co.	5,356,683

	Internet and Catalog Retail—4.2%
7,165	Priceline.com, Inc.*	5,140,888

	Internet Software and Services—7.2%
17,500	Baidu.com, Inc. SP ADR*	2,550,975
4,570	Google, Inc., Class A*	2,930,467
119,300	Tencent Holdings, Ltd., ADR†	3,323,698
		8,805,140
	IT Services—10.3%
72,700	Cognizant Technology Solutions Corp., Class A*	5,594,265

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	IT Services (Continued)
59,450	Visa, Inc., Class A			$7,015,100
				12,609,365
	Media—5.2%
76,800	Discovery Communications, Inc., Class A†, *			3,886,080
56,500	Walt Disney Co. (The)			2,473,570
				6,359,650
	Multiline Retail—5.2%
95,200	Dollar General Corp.*			4,398,240
30,100	Family Dollar Stores, Inc.			1,904,728
				6,302,968
	Pharmaceuticals—8.9%
57,500	Allergan, Inc.			5,487,225
56,300	Shire Plc, ADR			5,334,425
				10,821,650
	Tobacco—3.8%
51,800	Philip Morris International, Inc.			4,589,998

	TOTAL COMMON STOCKS (Cost $90,227,227)			119,991,265

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—10.7%

$3,361,547	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/02/2012	3,361,547

Shares
9,694,208	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.315%		9,694,208

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,055,755)			13,055,755

	TOTAL INVESTMENTS AT MARKET VALUE—108.9% (Cost $103,282,982)			133,047,020
	Liabilities in Excess of Other Assets—(8.9)%			(10,912,164)
	NET ASSETS—100.0%			$122,134,856

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                      Non-income producing security

†                       Denotes all or a portion of security on loan (Note 1).

††                 Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2012, industry sector diversification of the M Large Cap Growth Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	34.9%
Consumer Discretionary	20.8%
Health Care	17.2%
Materials	7.4%
Consumer Staples	6.3%
Industrials	4.4%
Energy	3.6%
Financials	3.6%
Short-Term Investments	10.7%
Total	108.9%

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Shares		Value (Note 1)

	COMMON STOCKS—99.6%

	Aerospace & Defense—0.5%
56,290	Orbital Sciences Corp.*	$740,213

	Air Freight and Logistics—1.6%
33,500	Hub Group, Inc., Class A*	1,207,005
67,200	UTi Worldwide, Inc.	1,157,856
		2,364,861
	Airlines—4.1%
19,400	Alaska Air Group, Inc.*	694,908
103,100	JetBlue Airways Corp.†, *	504,159
215,800	United Continental Holdings, Inc.*	4,639,700
35,500	US Airways Group, Inc.*	269,445
		6,108,212
	Auto Components—1.2%
18,800	Autoliv, Inc.†	1,260,540
21,000	Gentex Corp.†	514,500
		1,775,040
	Biotechnology—1.1%
8,800	BioMarin Pharmaceutical, Inc.*	301,400
139,500	Human Genome Sciences, Inc.†, *	1,149,480
128,500	Nanosphere, Inc.*	257,000
		1,707,880
	Building Products—2.0%
45,100	Apogee Enterprises, Inc.	584,045
43,700	Lennox International, Inc.	1,761,110
20,600	Trex Co., Inc.†, *	660,848
		3,006,003
	Capital Markets—1.9%
57,100	Jefferies Group, Inc.†	1,075,764
32,800	Raymond James Financial, Inc.	1,198,184
16,400	Waddell & Reed Financial, Inc., Class A	531,524
		2,805,472
	Chemicals—2.7%
22,500	Albemarle Corp.	1,438,200
29,700	Cabot Corp.	1,267,596
12,900	FMC Corp.	1,365,594
		4,071,390
	Commercial Banks—1.4%
290,000	CapitalSource, Inc.	1,914,000
98,400	Popular, Inc.*	201,720
		2,115,720
	Commercial Services & Supplies—1.8%
22,400	Clean Harbors, Inc.*	1,508,192
26,200	Republic Services, Inc.	800,672

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Commercial Services & Supplies (Continued)
17,820	Ritchie Bros. Auctioneers, Inc.†	$423,403
		2,732,267
	Communications Equipment—1.4%
18,100	ADTRAN, Inc.†	564,539
24,890	Anaren, Inc.*	456,732
93,214	Arris Group, Inc.*	1,053,318
		2,074,589
	Computers and Peripherals—2.0%
49,942	Avid Technology, Inc.†, *	549,362
20,000	Synaptics, Inc.†, *	730,200
39,300	Western Digital Corp.*	1,626,627
		2,906,189
	Construction and Engineering—2.6%
31,620	Chicago Bridge & Iron Co., NV	1,365,668
28,800	Foster Wheeler AG*	655,488
13,000	Jacobs Engineering Group, Inc.*	576,810
64,100	Quanta Services, Inc.*	1,339,690
		3,937,656
	Construction Materials—0.9%
38,800	Eagle Materials, Inc.	1,348,300

	Consumer Finance—0.3%
18,200	Green Dot Corp., Class A†, *	482,664

	Containers and Packaging—3.0%
100,900	Crown Holdings, Inc.*	3,716,147
27,100	Packaging Corp. of America	801,889
		4,518,036
	Distributors—0.3%
16,000	LKQ Corp.*	498,720

	Diversified Consumer Services—0.9%
44,900	K12, Inc.†, *	1,060,987
8,700	Sotheby’s	342,258
		1,403,245
	Diversified Financial Services—0.4%
14,000	Moody’s Corp.	589,400

	Diversified Telecommunication Services—2.0%
92,700	Cogent Communications Group, Inc.†, *	1,768,716
137,600	Premiere Global Services, Inc.*	1,243,904
		3,012,620
	Electrical Equipment—2.6%
57,500	Belden, Inc.	2,179,825
10,900	Encore Wire Corp.†	324,057
12,900	Hubbell, Inc., Class B	1,013,682

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Electrical Equipment (Continued)
10,300	Sensata Technologies Holding NV*	$344,844
		3,862,408
	Electronic Equipment, Instruments & Components—5.2%
74,000	Brightpoint, Inc.*	595,700
43,400	DTS, Inc.†, *	1,311,548
162,700	Flextronics International, Ltd.*	1,176,321
43,900	Jabil Circuit, Inc.	1,102,768
10,300	OSI Systems, Inc.*	631,390
74,200	Rogers Corp.*	2,875,250
		7,692,977
	Energy Equipment and Services—2.5%
10,100	Core Laboratories NV†	1,328,857
24,000	Dril-Quip, Inc.*	1,560,480
66,000	McDermott International, Inc.*	845,460
		3,734,797
	Food Products—0.4%
24,700	Smithfield Foods, Inc.*	544,141

	Health Care Equipment and Supplies—6.3%
42,800	Cooper Cos., Inc. (The)	3,497,188
161,700	Dexcom, Inc.†, *	1,686,531
130,900	Insulet Corp.†, *	2,505,426
9,800	MAKO Surgical Corp.†, *	413,070
23,900	Symmetry Medical, Inc.*	168,973
107,460	Syneron Medical, Ltd.*	1,151,971
		9,423,159
	Health Care Providers and Services—2.2%
24,400	Catalyst Health Solutions, Inc.*	1,555,012
16,900	Mednax, Inc.*	1,256,853
19,000	VCA Antech, Inc.†, *	440,990
		3,252,855
	Hotels, Restaurants & Leisure—0.4%
22,100	WMS Industries, Inc.†, *	524,433

	Household Durables—0.7%
23,600	Harman International Industries, Inc.	1,104,716

	Industrial Conglomerates—0.4%
12,500	Carlisle Cos., Inc.	624,000

	Insurance—3.1%
12,700	Everest Re Group, Ltd.	1,175,004
39,400	Fidelity National Financial, Inc.	710,382
22,300	HCC Insurance Holdings, Inc.	695,091
46,500	W. R. Berkley Corp.	1,679,580

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Insurance (Continued)
9,700	Willis Group Holdings Plc	$339,306
		4,599,363
	Internet Software and Services—3.1%
17,300	comScore, Inc.†, *	370,047
16,200	Constant Contact, Inc.†, *	482,598
22,800	DealerTrack Holdings, Inc.*	689,928
32,000	Digital River, Inc.*	598,720
16,800	IntraLinks Holdings, Inc.*	88,872
70,700	Monster Worldwide, Inc.†, *	689,325
103,040	QuinStreet, Inc.†, *	1,080,890
14,700	VeriSign, Inc.	563,598
		4,563,978
	IT Services—1.9%
61,300	Amdocs, Ltd.*	1,935,854
10,500	Global Payments, Inc.	498,435
7,400	Verifone Systems, Inc.†, *	383,838
		2,818,127
	Life Sciences Tools and Services—1.0%
19,200	Illumina, Inc.†, *	1,010,112
35,200	QIAGEN NV†, *	548,064
		1,558,176
	Machinery—5.0%
19,400	Harsco Corp.	455,124
21,700	Kaydon Corp.	553,567
87,600	Meritor, Inc.*	706,932
24,400	Navistar International Corp.*	986,980
18,900	Pall Corp.	1,127,007
8,100	Pentair, Inc.†	385,641
212,300	Wabash National Corp.*	2,197,305
16,400	WABCO Holdings, Inc.*	991,872
		7,404,428
	Marine—0.4%
9,900	Kirby Corp.†, *	651,321

	Media—1.3%
14,500	Imax Corp.†, *	354,380
113,300	Lions Gate Entertainment Corp.†, *	1,577,136
		1,931,516
	Metals and Mining—1.2%
21,900	Agnico-Eagle Mines, Ltd.	731,022
15,600	Allegheny Technologies, Inc.	642,252

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Metals and Mining (Continued)
14,700	RTI International Metals, Inc.†, *	$338,982
		1,712,256
	Multiline Retail—1.1%
16,860	Dollar Tree, Inc.*	1,593,101

	Oil, Gas and Consumable Fuels—6.4%
161,900	Abraxas Petroleum Corp.†, *	505,128
14,577	Alpha Natural Resources, Inc.*	221,716
34,700	Cabot Oil & Gas Corp.	1,081,599
45,700	Carrizo Oil & Gas, Inc.*	1,291,482
18,800	Continental Resources, Inc.†, *	1,613,416
22,600	Denbury Resources, Inc.*	411,998
28,500	InterOil Corp.†, *	1,465,185
75,200	Magnum Hunter Resources Corp.†, *	482,032
80,700	Rex Energy Corp.†, *	861,876
38,300	World Fuel Services Corp.†	1,570,300
		9,504,732
	Pharmaceuticals—1.1%
8,900	Perrigo Co.	919,459
10,300	Watson Pharmaceuticals, Inc.*	690,718
		1,610,177
	Professional Services—0.4%
30,600	RPX Corp.*	518,976

	Real Estate Investment Trusts (REITs)—0.5%
246,800	Chimera Investment Corp., REIT	698,444

	Road and Rail—1.4%
12,100	Kansas City Southern*	867,449
21,800	Landstar System, Inc.	1,258,296
		2,125,745
	Semiconductors and Semiconductor Equipment—11.3%
30,900	Altera Corp.	1,230,438
12,400	Cabot Microelectronics Corp.	482,112
28,500	Cymer, Inc.*	1,425,000
31,100	Cypress Semiconductor Corp.*	486,093
78,900	Fairchild Semiconductor International, Inc.*	1,159,830
117,220	Integrated Device Technology, Inc.*	838,123
40,500	International Rectifier Corp.*	934,335
49,500	Maxim Integrated Products, Inc.	1,415,205
84,700	MEMC Electronic Materials, Inc.†, *	305,767
41,100	Microsemi Corp.*	881,184
101,600	Monolithic Power Systems, Inc.*	1,998,472
74,100	ON Semiconductor Corp.*	667,641
187,000	RF Micro Devices, Inc.†, *	931,260
14,400	Silicon Laboratories, Inc.*	619,200
60,670	Skyworks Solutions, Inc.*	1,677,525
77,100	TriQuint Semiconductor, Inc.*	531,605

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Semiconductors and Semiconductor Equipment (Continued)
44,700	Ultratech, Inc.*			$1,295,406
				16,879,196
	Software—2.7%
15,800	Advent Software, Inc.*			404,480
67,734	Rovi Corp.*			2,204,742
118,900	TiVo, Inc.*			1,425,611
				4,034,833
	Specialty Retail—1.6%
127,840	Chico’s FAS, Inc.			1,930,384
17,800	Rue21, Inc.†, *			522,252
				2,452,636
	Textiles, Apparel and Luxury Goods—0.5%
25,300	Hanesbrands, Inc.*			747,362

	Trading Companies and Distributors—1.0%
20,700	Watsco, Inc.†			1,532,628

	Wireless Telecommunication Services—1.8%
86,100	MetroPCS Communications, Inc.*			776,622
25,800	NII Holdings, Inc.†, *			472,398
28,100	SBA Communications Corp.*			1,427,761
				2,676,781
	TOTAL COMMON STOCKS (Cost $109,064,718)			148,575,739

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—18.0%

$887,846	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/02/2012	887,846
Shares

25,947,039	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.315%		25,947,039

	TOTAL SHORT-TERM INVESTMENTS (Cost $26,834,885)			26,834,885

	TOTAL INVESTMENTS AT MARKET VALUE—117.6% (Cost $135,899,603)			175,410,624
	Liabilities in Excess of Other Assets—(17.6)%			(26,245,767)
	NET ASSETS—100.0%			$149,164,857

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*                      Non-income producing security

†                       Denotes all or a portion of security on loan (Note 1).

††                 Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2012, industry sector diversification of the M Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	27.6%
Industrials	23.8%
Health Care	11.7%
Energy	8.9%
Consumer Discretionary	8.0%
Materials	7.8%
Financials	7.6%
Telecommunication Services	3.8%
Consumer Staples	0.4%
Short-Term Investments	18.0%
Total	117.6%

The accompanying notes are an integral part of these Schedules of Investments.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

Shares		Value (Note 1)

	COMMON STOCKS—98.6%

	Aerospace & Defense—4.4%
20,870	General Dynamics Corp.	$1,531,441
8,740	Precision Castparts Corp.	1,511,146
		3,042,587
	Automobiles—1.0%
27,380	General Motors Co.†, *	702,297

	Beverages—3.0%
15,840	Coca-Cola Co. (The)	1,172,318
13,660	PepsiCo, Inc.	906,341
		2,078,659
	Biotechnology—2.0%
20,430	Amgen, Inc.	1,389,036

	Capital Markets—6.4%
13,930	Franklin Resources, Inc.†	1,727,738
45,620	Morgan Stanley†	895,977
39,050	State Street Corp.	1,776,775
		4,400,490
	Chemicals—5.7%
43,940	EI Du Pont de Nemours & Co.	2,324,426
14,410	Praxair, Inc.	1,651,962
		3,976,388
	Commercial Banks—5.5%
17,380	CIT Group, Inc.*	716,751
47,960	U.S. Bancorp	1,519,373
45,730	Wells Fargo & Co.	1,561,222
		3,797,346
	Diversified Financial Services—5.8%
115,820	Bank of America Corp.	1,108,397
63,360	JPMorgan Chase & Co.	2,913,293
		4,021,690
	Energy Equipment and Services—2.9%
21,060	Baker Hughes, Inc.	883,256
16,270	Schlumberger, Ltd.	1,137,761
		2,021,017
	Food and Staples Retailing—0.8%
9,420	Wal-Mart Stores, Inc.	576,504

	Health Care Equipment and Supplies—1.6%
18,610	Baxter International, Inc.	1,112,506

	Health Care Providers and Services—5.3%
12,500	Laboratory Corp. of America Holdings†, *	1,144,250
12,870	McKesson Corp.	1,129,600

The accompanying notes are an integral part of these Schedules of Investments.

Shares		Value (Note 1)

	Health Care Providers and Services (Continued)
18,890	WellPoint, Inc.†	$1,394,082
		3,667,932
	Hotels, Restaurants & Leisure—1.8%
12,750	McDonald’s Corp.	1,250,775

	Household Products—1.2%
10,800	Kimberly-Clark Corp.†	798,012

	Industrial Conglomerates—7.0%
24,330	Danaher Corp.†	1,362,480
79,520	General Electric Co.	1,595,967
33,540	Tyco International, Ltd.	1,884,277
		4,842,724
	Insurance—5.5%
26,730	AON Corp.†	1,311,374
16,500	Chubb Corp.†	1,140,315
23,420	Travelers Cos., Inc. (The)	1,386,464
		3,838,153
	Internet Software and Services—1.8%
32,620	eBay, Inc.*	1,203,352

	IT Services—4.2%
9,260	International Business Machines Corp.	1,932,099
2,380	MasterCard, Inc., Class A	1,000,885
		2,932,984
	Life Sciences Tools and Services—2.4%
18,120	Agilent Technologies, Inc.	806,521
15,580	Thermo Fisher Scientific, Inc.†	878,401
		1,684,922
	Machinery—1.9%
26,410	Eaton Corp.	1,316,010

	Media—1.2%
22,100	Time Warner, Inc.	834,275

	Oil, Gas and Consumable Fuels—9.8%
23,200	BP Plc, SP ADR	1,044,000
18,540	Chevron Corp.	1,988,230
12,620	Devon Energy Corp.	897,534
21,120	Occidental Petroleum Corp.	2,011,257
12,400	Royal Dutch Shell Plc, ADR	875,812
		6,816,833
	Paper and Forest Products—4.5%
88,760	International Paper Co.	3,115,476

	Pharmaceuticals—7.5%
24,220	Abbott Laboratories	1,484,444
81,480	Pfizer, Inc.	1,846,337

The accompanying notes are an integral part of these Schedules of Investments.

Shares				Value (Note 1)

	Pharmaceuticals (Continued)
9,910	Shire Plc, ADR†			$938,972
19,900	Teva Pharmaceutical Industries, Ltd., SP ADR			896,694
				5,166,447
	Software—3.3%
40,040	Microsoft Corp.			1,291,290
34,410	Oracle Corp.			1,003,396
				2,294,686
	Specialty Retail—2.1%
3,950	AutoZone, Inc.*			1,468,610

	TOTAL COMMON STOCKS (Cost $55,065,594)			68,349,711

Par Amount		Yield	Maturity

	SHORT-TERM INVESTMENTS—13.9%

$971,699	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	04/02/2012	971,699

Shares
8,711,591	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	0.315%		8,711,591

	TOTAL SHORT-TERM INVESTMENTS (Cost $9,683,290)			9,683,290

	TOTAL INVESTMENTS AT MARKET VALUE—112.5% (Cost $64,748,884)			78,033,001
	Liabilities in Excess of Other Assets—(12.5)%			(8,690,449)
	NET ASSETS—100.0%			$69,342,552

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*                      Non-income producing security

†                       Denotes all or a portion of security on loan (Note 1).

††                 Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

At March 31, 2012, industry sector diversification of the M Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	23.2%
Health Care	18.8%
Industrials	13.3%
Energy	12.7%
Materials	10.2%
Information Technology	9.3%
Consumer Discretionary	6.1%
Consumer Staples	5.0%
Short-Term Investments	13.9%
Total	112.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  As of March 31, 2012, the Company consisted of four separate diversified investment portfolios:  M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1.              Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price.  Debt securities of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company’s Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments;

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended March 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2012, (i) all of the Funds’ long-term investments were classified as Level 1, as represented on the Schedule of Investments; and (ii) all of the Funds’ short-term investments were classified as Level 2.

The Funds disclose significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy, the reasons for the transfers, as well as, the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy. The Fund had no significant transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended March 31, 2012.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets.  The Funds receive cash (U.S. currency) as collateral against the loaned securities.  Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust as the securities lending agent, is the source of the Fund’s securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of March 31, 2012, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$27,004,237	$28,421,907
M Large Cap Growth Fund	9,567,659	9,694,208
M Capital Appreciation Fund	25,255,125	25,947,039
M Business Opportunity Value Fund	8,538,701	8,711,591

2.    Tax Information

As of March 31, 2012, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation

M International Equity Fund	$281,430,623	$17,587,029	$(15,362,237)	$2,224,792
M Large Cap Growth Fund	103,282,982	30,151,883	(387,845)	29,764,038
M Capital Appreciation Fund	135,899,603	45,884,200	(6,373,179)	39,511,021
M Business Opportunity Value Fund	64,748,884	14,512,208	(1,228,091)	13,284,117

The Funds did not have any unrecognized tax benefits as of March 31, 2012, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended March 31, 2012, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2008 through December 2011. No examination of any of the Funds’ tax filings is currently in progress.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	5-10-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ JoNell Hermanson
JoNell Hermanson, President (as Principal Executive Officer)

Date	5-10-12

	By:	/s/ David Lees
David Lees, Secretary / Treasurer (as Principal Financial Officer)

Date	5-10-12